Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Reportable Segments Information

The following represents selected information for the Company’s reportable segments for the years ended December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018
Assets by Segment
Renewable systems integration	$1,642,592	$1,540,423
Non-renewable systems integration	1,825,839	1,984,084
	$3,468,431	3,524,507

	For the Years Ended
	December 31, 2019	December 31, 2018
Revenue by segment
Renewable systems integration	$203,394	$40,548
Non-renewable system integration	6,613,930	7,505,889
	$6,817,324	$7,546,437

Cost of sales by segment
Renewable systems integration	$144,695	$40,376
Non-renewable system integration	4,710,183	5,492,607
	$4,854,878	$5,532,983

Operating expenses
Renewable Systems integration	$447,783	$565,700
Non-renewable system Integration	1,968,002	1,881,160
	$2,415,785	$2,446,860
Operating (loss) income by segment
Renewable Systems integration	$(389,084)	$(565,528)
Non-renewable system Integration	(64,255)	132,122
	$(453,339)	$(433,406)